Intangible assets - Narrative (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of intangible assets
Amortisation intangible assets other than goodwill	€ 0.6	€ 0.7
Additions	€ 11.8	€ 7.2